Stock Compensation Expenses - Schedule of Weighted-Average Estimated Fair Values of Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
February 13, 2024 [Member] | Stock Options [Member]
Schedule of Weighted-Average Estimated Fair Values of Stock Options [Line Items]
Fair value on grant date	$ 1.39	$ 1.39
Risk free interest rate	4.40%	4.40%
Expected volatility	24.96%	25.00%
Exercise prices	$ 5	$ 5
Share price on the grant date	$ 5.5	$ 5.5
Expected term of vesting	2 years 6 months	2 years 6 months
November 27, 2023 [Member] | Stock Options [Member]
Schedule of Weighted-Average Estimated Fair Values of Stock Options [Line Items]
Fair value on grant date	$ 3.41	$ 3.41
Risk free interest rate	4.40%	4.40%
Expected volatility	18.50%	18.50%
Exercise prices	$ 5	$ 5
Share price on the grant date	$ 7.76	$ 7.76
Expected term of vesting	4 years	4 years
November 27, 2023 [Member] | Restricted Stock Awards [Member]
Schedule of Weighted-Average Estimated Fair Values of Stock Options [Line Items]
Fair value on grant date	$ 7.76	$ 7.76
Risk free interest rate	4.40%	4.40%
Expected volatility	18.50%	18.50%
Exercise prices	$ 0.0001	$ 0.0001
Share price on the grant date	$ 7.76	$ 7.76
Expected term of vesting	4 years	4 years